Long-term Loans (Schedule of Movement in Liabilities Deriving from Financing Activities) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	[1]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2017	€ 55,865
Changes from financing cash flows
Loan from business combination	21,370
Proceeds from issue of convertible debentures	31,175		[1]
Payment of Debentures	(4,842)	(4,954)	[1]	€ (4,717)
Receipt of loans	7,443
Repayment of loans	(1,892)
Accrued interest	161
Payment of finance lease liability	(332)
Transaction costs related to borrowings	499
Total net financing cash flows	109,447
Effect of changes in foreign exchange rates	(2,932)
Balance as at December 31, 2017	106,515	55,865
Loans and borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2017	17,737
Changes from financing cash flows
Loan from business combination	21,370
Proceeds from issue of convertible debentures
Payment of Debentures
Receipt of loans	7,443
Repayment of loans	(1,892)
Accrued interest	161
Payment of finance lease liability
Transaction costs related to borrowings	165
Total net financing cash flows	44,984
Effect of changes in foreign exchange rates	(120)
Balance as at December 31, 2017	44,864	17,737
Convertible debentures [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2017	33,790
Changes from financing cash flows
Loan from business combination
Proceeds from issue of convertible debentures	31,175
Payment of Debentures	(4,842)
Receipt of loans
Repayment of loans
Accrued interest
Payment of finance lease liability
Transaction costs related to borrowings	320
Total net financing cash flows	60,443
Effect of changes in foreign exchange rates	(2,812)
Balance as at December 31, 2017	57,631	33,790
Finance lease liability [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2017	4,338
Changes from financing cash flows
Loan from business combination
Proceeds from issue of convertible debentures
Payment of Debentures
Receipt of loans
Repayment of loans
Accrued interest
Payment of finance lease liability	(332)
Transaction costs related to borrowings	14
Total net financing cash flows	4,020
Effect of changes in foreign exchange rates
Balance as at December 31, 2017	€ 4,020	€ 4,338

[1]	Please refer to note 2C for functional and presentation currency.